Consolidated Statements of Cash Flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net cash flows from operating activities
Profit after tax	[1]	€ 3,150	€ 5,964	€ 1,708
Adjustments to reconcile profit after tax to net cash flow from operating activities:
(profit) loss after tax from discontinued operations		0	(2,363)	1,359
Depreciation and amortization		1,280	1,373	1,569
Share-based payment expenses		2,385	2,220	1,431
Income tax expense		1,614	1,741	1,446
Financial income, net		(398)	456	1,389
Decrease/increase in allowances on trade receivables		30	(10)	77
Other adjustments for non-cash items		110	23	(175)
Decrease/increase in trade and other receivables		(247)	(393)	196
Decrease/increase in other assets		(632)	(700)	(1,213)
Increase/decrease in trade payables, provisions, and other liabilities		603	633	154
Increase/decrease in contract liabilities		869	443	643
Share-based payments		(1,282)	(1,091)	(1,180)
Interest paid		(550)	(393)	(244)
Interest received		563	469	156
Income taxes paid, net of refunds	[2]	(2,277)	(2,161)	(1,642)
Net cash flows from operating activities - continuing operations		5,220	6,210	5,675
Net cash flows from operating activities - discontinued operations		0	122	(29)
Net cash flows from operating activities	[1]	5,220	6,332	5,647
Net cash flows from investing activities
Cash flows for business combinations, net of cash and cash equivalents acquired		(1,114)	(1,168)	(679)
Proceeds from sales of subsidiaries or other businesses		0	0	289
Cash flows from derivative financial instruments related to the sale of subsidiaries or businesses		0	(91)	0
Purchase of intangible assets and property, plant, and equipment		(797)	(785)	(877)
Proceeds from sales of intangible assets or property, plant, and equipment		122	99	95
Purchase of equity or debt instruments of other entities		(6,401)	(3,566)	(2,320)
Proceeds from sales of equity or debt instruments of other entities		7,533	907	4,190
Net cash flows from investing activities - continuing operations		(656)	(4,603)	699
Net cash flows from investing activities - discontinued operations		0	5,510	(32)
Net cash flows from investing activities	[1]	(656)	906	667
Net cash flows from financing activities
Dividends paid		(2,565)	(2,395)	(2,865)
Dividends paid on non-controlling interests		(1)	(13)	(12)
Purchase of treasury shares		(2,106)	(949)	(1,500)
Proceeds from borrowings		2,767	13	158
Repayments of borrowings		(1,185)	(4,081)	(1,445)
Payments of lease liabilities		(310)	(332)	(410)
Transactions with non-controlling interests		(11)	0	0
Net cash flows from financing activities - continuing operations		(3,412)	(7,758)	(6,074)
Net cash flows from financing activities - discontinued operations		0	24	(263)
Net cash flows from financing activities	[1]	(3,412)	(7,734)	(6,337)
Effect of foreign currency rates on cash and cash equivalents		333	(388)	134
Net decrease/increase in cash and cash equivalents		1,485	(883)	109
Cash and cash equivalents at the beginning of the period		8,124	9,008	8,898
Cash and cash equivalents at the end of the period		€ 9,609	€ 8,124	€ 9,008

[1]	From continuing and discontinued operations
[2]	Total income taxes paid, net of refunds 2023: —€2,973 million, thereof contained in the line item "Net cash flows from investing activities - discontinued operations": —€815 million.